Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2016	—	19,622	—	19,622
Foreign exchange translation adjustment	—	1,907	—	1,907
Balance at December 31, 2017	—	21,529	—	21,529
Acquisitions during the year	551	1,231	2,086	3,868
Foreign exchange translation adjustment	—	(1,333)	(73)	(1,406)
Balance at December 31, 2018	551	21,427	2,013	23,991
Foreign exchange translation adjustment	—	818	29	847
Balance at December 31, 2019	551	22,245	2,042	24,838

Customer Relationship Intangible Assets

	December 31, 2019			December 31, 2018
Business segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(13,579)	16,206	29,785	(11,733)	18,052
Cayman	17,728	(5,672)	12,056	17,728	(4,571)	13,157
Channel Islands and the UK	90,069	(51,435)	38,634	65,698	(51,210)	14,488
Other	5,563	(794)	4,769	5,563	(509)	5,054
Total	143,145	(71,480)	71,665	118,774	(68,023)	50,751

Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

During the year ended December 31, 2019, the Bank acquired $24.4 million new customer intangible assets with an estimated useful life of 15 years through a business acquisition (see Note 27: Business combinations). During the year ended December 31, 2018, the Bank acquired $18.2 million new customer intangible assets with an estimated useful life of 15 years, of which $16.9 million was acquired through a business acquisition (see Note 27: Business combinations) and $1.3 million via asset acquisitions. During the year ended December 31, 2017, no new customer intangible assets were acquired. The amortization expense amounted to $5.5 million (December 31, 2018: $5.1 million, December 31, 2017: $4.2 million) and the foreign exchange translation adjustment decreased the net carrying amount by $2.0 million (December 31, 2018: decreased by $1.5 million, December 31, 2017: decreased by $1.0 million). The estimated aggregate amortization expense for each of the succeeding five years is $5.9 million.